Real Estate Properties under Development, Net	12 Months Ended
Dec. 31, 2018
Real Estate [Abstract]
Real Estate Properties under Development, Net

3.Real Estate Properties under Development, Net

The following summarizes the components of real estate properties under development as at December 31, 2017 and 2018:

At December 31,	2017	2018
Building at cost	$34,498	$28,213
Less: accumulated depreciation	(20,859)	(15,413)
	13,639	12,800
Construction in progress	27,420	76,760
Land use right	11,401	82,050
Net book value	$52,460	$171,610

The Company previously entered into an operating lease contract with a third party with respect to certain buildings with the carrying amount as shown below:

At December 31,	2017	2018
Buildings at cost	$—	$28,213
Less: accumulated depreciation	—	(15,413)
Buildings, net	$—	$12,800

At December 31, 2018, scheduled minimum rental payments to be received for buildings leased to others were $3,082 and the lease term expires on December 31, 2020.

At December 31,	Minimum rental payments
2019	$1,534
2020	1,548
Total	$3,082